Segment Information (Premiums, Universal Life and Investment-Type Product Policy Fees and Other Revenues by Major Product Group) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 17	$ 22	$ 32
Annuity products
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	16	16	20
Life insurance products
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 1	$ 6	$ 12